13F-HR
<period>					9/30/01
  					0001157287
						2kanvf#p
<SROS> 					none
<document-count>				1
<submission-contact>
    name					JACQUELINE KEALY
    phone					(212) 207-2703
</submission-contact>
    type					13F-HR
    description				Form 13F Holdings Report


							UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if amended [     ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Artemis Investment Management LLC
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	      11/14/01

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			74

Form 13F information table value total (x$1000):	$133,723


List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.



Artemis Investment
Management











FORM 13F











September 30, 2001































Voting
Authority










-----------




Title of class

Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mgers
Sole
Shared
None
------------------------------
---------
---------
--------
--------
---
----
-------
-----------
-
--------
--------
--------












Accredo Health Inc
COM
00437V104
6161
169270
SH

Sole

169270


Advo Inc.
COM
007585102
5107
150200
SH

Sole

150200


Agrium Inc
COM
008916108
4150
427000
SH

Sole

427000


AmSouth Bancorporation
COM
032165102
201
11125
SH

Sole

11125


American Elect. Pw. Co.
COM
025537101
71
1645
SH

Sole

1645


Anheuser Busch
COM
035229103
199
4750
SH

Sole

4750


AnnTaylor Stores
COM
036115103
1100
50200
SH

Sole

50200


Apria Healthcare Group
COM
037933108
4765
183985
SH

Sole

183985


Armor Holdings Inc
COM
042260109
200
10120
SH

Sole

10120


Ball Corp.
COM
058498106
5835
97415
SH

Sole

97415


BindView Development Corporati
COM
090327107
351
389500
SH

Sole

389500


Biosource International Inc.
COM
09066H104
2475
466900
SH

Sole

466900


Borders Group Inc
COM
099709107
4612
240845
SH

Sole

240845


Brightpoint Inc.
COM
109473108
2359
760950
SH

Sole

760950


Brinker International
COM
109641100
168
7105
SH

Sole

7105


Citigroup Inc.
COM
172967101
204
5035
SH

Sole

5035


Clayton Homes
COM
184190106
188
15375
SH

Sole

15375


Cott Corp
COM
22163N106
203
13475
SH

Sole

13475


Cray Inc
COM
225223106
1713
835790
SH

Sole

835790


Cytec Industries
COM
232820100
185
7995
SH

Sole

7995


DRS Technologies
COM
23330X100
3897
112135
SH

Sole

112135


Delta and Pine Land Co.
COM
247357106
1961
115500
SH

Sole

115500


Dianon Systems Inc
COM
252826102
192
3820
SH

Sole

3820


Duane Reade Inc.
COM
263578106
3851
128380
SH

Sole

128380


Elizabeth Arden Inc.
COM
28660G106
2756
215800
SH

Sole

215800


Emmis Communications Corp.
COM
291525103
3012
208875
SH

Sole

208875


Entercom Communications Corp.
COM
293639100
1408
41400
SH

Sole

41400


F.Y.I.
COM
302712104
3093
82425
SH

Sole

82425


FleetBoston Financial Corp.
COM
339030108
222
6030
SH

Sole

6030


Flowserve Corp
COM
34354P105
4029
204000
SH

Sole

204000


Grant Pride Co
COM
38821G101
2234
366900
SH

Sole

366900


HeadHunter.NET Inc
COM
422077107
42
4800
SH

Sole

4800


Healthsouth
COM
421924101
122
7525
SH

Sole

7525


Hilton Hotels Corp.
COM
432848109
31
3890
SH

Sole

3890


Hooper Holmes Inc.
COM
439104100
3693
591900
SH

Sole

591900


ITT Industries Inc
COM
450911102
181
4035
SH

Sole

4035


International Paper
COM
460146103
186
5325
SH

Sole

5325


Kraft Foods Inc
COM
50075N104
75
2195
SH

Sole

2195


LCC International Inc.
COM
501810105
1175
228200
SH

Sole

228200


Lubrizol
COM
549271104
3587
113505
SH

Sole

113505


Luminex Corp
COM
55027E102
1253
91800
SH

Sole

91800


MBNA Corp.
COM
55262L100
215
7110
SH

Sole

7110


MTR Gaming Group
COM
553769100
129
13910
SH

Sole

13910


Mediacom Communications Corp
COM
58446K105
3578
274600
SH

Sole

274600


Metro Goldwyn Mayer Inc.
COM
591610100
3966
233981
SH

Sole

233981


Mobile Mini Inc.
COM
60740F105
2534
97600
SH

Sole

97600


Morgan Stanley Dean Witter
COM
617446448
218
4710
SH

Sole

4710


Office Depot
COM
676220106
3692
271485
SH

Sole

271485


Omnicare Inc.
COM
681904108
4787
219275
SH

Sole

219275


On Assignment
COM
682159108
49
3025
SH

Sole

3025


Pactiv Corporation
COM
695257105
4570
315380
SH

Sole

315380


Pall Corp.
COM
696429307
150
7705
SH

Sole

7705


Petroleum Geo-Svcs
COM
716597109
2579
409400
SH

Sole

409400


Pfizer, Inc.
COM
717081103
163
4075
SH

Sole

4075


Phoenix Companies
COM
71902E109
182
12585
SH

Sole

12585


RPM Inc
COM
749685103
2236
236625
SH

Sole

236625


Regeneration Technologies Inc.
COM
75886N100
3946
338745
SH

Sole

338745


Royal Dutch Petroleum
COM
780257804
214
4260
SH

Sole

4260


SPX
COM
784635104
179
2160
SH

Sole

2160


Sempra Energy
COM
816851109
146
5885
SH

Sole

5885


Sierra Pacific Res
COM
826428104
3880
256930
SH

Sole

256930


Six Flags Inc.
COM
83001P109
5075
414980
SH

Sole

414980


Skywest
COM
830879102
2918
174500
SH

Sole

174500


Smurfit Stone Container Corp.
COM
832727101
190
14380
SH

Sole

14380


Southtrust Corp.
COM
844730101
200
7855
SH

Sole

7855


Sybron Dental Specialties Inc
COM
871142105
1938
104200
SH

Sole

104200


Triad Hospitals
COM
89579K109
4433
125220
SH

Sole

125220


Tupperware Corporation
COM
899896104
157
7895
SH

Sole

7895


UAL Corp.
COM
902549500
57
3130
SH

Sole

3130


US Unwired Inc
COM
90338R104
141
13900
SH

Sole

13900


Valassis Communications
COM
918866104
3445
107950
SH

Sole

107950


Viacom Inc. Cl B
COM
925524308
198
5750
SH

Sole

5750


Xcel Energy Inc
COM
98389B100
62
2205
SH

Sole

2205


Z-Tel Technologies Inc.
COM
988792107
248
301850
SH

Sole

301850


REPORT SUMMARY
74
DATA RCRDS
133723

0









































